Sep. 20, 2022
NF_01.31 Fidelity New York AMT Tax-Free Money Market Fund Retail Class 2- PRO -01 | Fidelity® New York AMT Tax-Free Money Market Fund
Fund Summary Fund/Class:Fidelity® New York Municipal Money Market Fund/Fidelity® New York Municipal Money Market Fund
Investment Objective
The fund seeks as high a level of current income, exempt from federal income tax and New York State and City personal income taxes, as is consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.
Shareholder fees
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Principal Investment Strategies
Normally investing in municipal money market securities. Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and New York State and City personal income taxes. Potentially investing up to 20% of assets in municipal securities whose interest is subject to New York State and City personal income taxes. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
Principal Investment Risks
Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease. Income Risk. A low or negative interest rate environment can adversely affect the fund’s yield. Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries. Geographic Concentration. Unfavorable political or economic conditions within New York can affect the credit quality of issuers located in that state. Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Premium Class shares from year to year. Past performance is not an indication of future performance. Visit www.fidelity.com for more recent performance information. Performance history will be available for Fidelity ® New York Municipal Money Market Fund, a class of shares of Fidelity ® New York Municipal Money Market Fund, after the class has been in operation for one calendar year.
Year-by-Year Returns*
Average Annual Returns*
* The returns shown above are for Premium Class, a class of shares of the fund that is not offered through this prospectus. Fidelity® New York Municipal Money Market Fund would have substantially similar annual returns to Premium Class because the classes are invested in the same portfolio of securities. Fidelity® New York Municipal Money Market Fund's returns will be lower than Premium Class's returns to the extent that Fidelity® New York Municipal Money Market Fund has higher expenses.